Advances to Suppliers and Other Current Assets	12 Months Ended
Sep. 30, 2024
Advances to Suppliers and Other Current Assets [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

3. ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

The amount of other current assets consisted of the following:

	September 30, 2024	September 30, 2023
Prepayments for advertisements	$1,545,985	$1,540,646
Prepayment of projects	38,426,383	12,535,168
Prepayments of land leases	301,340	357,255
Total	$40,273,708	$14,433,069

As of September 30, 2024, prepayment of projects was $38.43 million.

On July 16, 2021, Yueyang Jinsheng Amusement Development Co., Ltd. signed an amusement park construction contract with Fujian Xiangning Construction Engineering Co., Ltd. in the amount of $68.45 million (RMB480 million). The planned project construction period is from July 1, 2021 to December 31, 2024. Yueyang Jinsheng Amusement Development Co., Ltd. paid $10.28 million (RMB72 million) in August 2021. As of September 30, 2024, the Company recovered $9.32 million (RMB65.30 million). As of September 30, 2024, the project has been terminated, the Company recovered $0.96 million (RMB6.7 million) in October 2024.

On September 27, 2023, Nanping Golden Heaven signed an amusement park construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $38.53 million (RMB270 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $14.27 million (RMB100 million) in September 2023. As of September 30, 2024, the project has been terminated, the Company recovered $14.27 million (RMB100 million) in January 2025.

On September 27, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $19.98 million (RMB140 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $9.99 million (RMB70 million) in September 2023.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $25.69 million (RMB180 million). The planned project construction period from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $12.84 million (RMB90 million) in September 2023.

On August 29, 2024, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $0.92 million (RMB6.42 million). The planned project construction period from September 1, 2024 to February 28 2025. Nanping Golden Heaven paid $0.37 million (RMB2.57 million) in September 2024.

As of September 30, 2023, prepayment of projects was $12.54 million.

On September 28, 2023, Nanping Golden Heaven signed an amusement park construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $25.07 million (RMB180 million). The planned project construction period is from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $12.54 million (RMB90 million) in September 2023.